Leases - Narrative (Details)	Jun. 30, 2022
Lessee, Lease, Description [Line Items]
Operating lease, weighted average remaining lease term	6 years 3 months 18 days
Operating lease, weighted average discount rate, percent	2.60%
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	2 years
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	10 years